Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest expense and other financial costs [Abstract]
Interest on financial debt	$ 13,465	$ 9,411	$ 9,096
Interest on financial related parties	13,885	16,290	18,227
Interest expense on leasing agreements	16,118	28,783	28,568
Other financial expenses	4,660	8,546	5,257
Amortization of transaction cost associated with financial debt	0	36	415
Interest expense and other financial costs	$ 48,128	$ 63,066	$ 61,563